Cash, Cash Equivalents and Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Summary of Cash, Cash Equivalents and Short-Term Investments

The following is a summary of cash, cash equivalents and short-term investments as of December 31, 2014 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and money market funds	$36,534	$—	$—	$36,534
Corporate bonds	10,869	—	(1)	10,868

Total cash and cash equivalents	$47,403	$—	$(1)	$47,402

Short-term investments:
Corporate bonds	$42,810	$—	$(42)	$42,768
Commercial paper	7,686	13	—	7,699
Government securities	4,411	—	—	4,411

Total short-term investments	$54,907	$13	$(42)	$54,878